Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 20,184
Property, plant and equipment at end of period	14,593	$ 20,184
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23,670	8,754
Additions	360	16,513
Disposals	(2,376)	(1,665)
Exchange differences	181	68
Property, plant and equipment at end of period	21,835	23,670
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,486)	(1,336)
Additions	(3,692)	(2,774)
Disposals		644
Exchange differences	(64)	(20)
Property, plant and equipment at end of period	(7,242)	(3,486)
Fixtures, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,526
Property, plant and equipment at end of period	2,848	3,526
Fixtures, fittings and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,251	3,202
Additions	360	3,398
Disposals		(1,370)
Exchange differences	63	21
Property, plant and equipment at end of period	5,674	5,251
Fixtures, fittings and equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,725)	(1,336)
Additions	(1,073)	(912)
Disposals		533
Exchange differences	(28)	(10)
Property, plant and equipment at end of period	(2,826)	(1,725)
Right of use assets - property leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16,658
Property, plant and equipment at end of period	11,745	16,658
Right of use assets - property leases | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,419	5,552
Additions		13,115
Disposals	(2,376)	(295)
Exchange differences	118	47
Property, plant and equipment at end of period	16,161	18,419
Right of use assets - property leases | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,761)
Additions	(2,619)	(1,862)
Disposals		111
Exchange differences	(36)	(10)
Property, plant and equipment at end of period	$ (4,416)	$ (1,761)